Share based payment - Additional Information (Detail)		12 Months Ended
	Aug. 23, 2021 shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Share Based Payment Arrangements [Line Items]
Replacement of group stock option plans, exchange ratio	0.8289
Holding Company Stock Option Plans
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding		$ 4.2	$ 4.2
Weighted average exercise price of options granted during the year		$ 4.2	$ 4.2
Number of options exercised during the year | shares		17,254	148,638
Weighted average exercise price of share replacement of group stock option plans		$ 4.2	$ 4.2
Weighted average exercise price of options exercised during the year		$ 4.13	$ 2.15
Weighted average remaining contractual life of options outstanding		2 years 21 days	2 years 11 months 19 days
Number of share options vested in share based payment arrangement | shares	5,747,481	6,933,865
Number of unvested option, shares | shares	5,923,543	7,146,270
2021 Incentive Award Plan
Share Based Payment Arrangements [Line Items]
Weighted average exercise price of options outstanding		$ 8.56	$ 8.81
Weighted average exercise price of options granted during the year		$ 7.15	$ 6.36
Number of options exercised during the year | shares		121,299	0
Weighted average exercise price of exercisable options during the year		$ 9.47	$ 9.97
Weighted average remaining contractual life of options outstanding		7 years 3 months 7 days	8 years 1 month 20 days